Offerings	Feb. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 61,097,913.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,437.62
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note